INCOME TAXES - Movement of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement of the valuation allowance
Balance at the beginning of the year	$ 21,923,356	$ 18,262,801	$ 11,307,489
Additions of valuation allowance	2,883,176	6,576,529	7,372,595
Reversals of valuation allowance	(4,185,003)	(2,599,680)	(187,483)
Foreign currency translation adjustment	694,625	(316,294)	(229,800)
Net change in the valuation allowance	(607,202)	3,660,555	6,955,312
Balance at the end of the year	$ 21,316,154	$ 21,923,356	$ 18,262,801